Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,369	$ 485
Accrued loan interest	8,800	9,026
Accrued legal and professional fees	878	291
Total accrued expenses	$ 11,047	$ 9,802